Cover	Mar. 20, 2025
Cover [Abstract]
Entity Registrant Name	ROYALTY MANAGEMENT HOLDING CORPORATION
Entity Central Index Key	0001843656
Document Type	8-K/A
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 9.01 of the Current Report on Form 8-K filed on March 27, 2016 (the “Original Form 8-K”) to include the Amended and Restated Articles of Incorporation and Amended and Restated By-Laws of the Company as Exhibits 3.1, and 3.2, respectively. No other changes have been made to the Original Form 8-K.
Entity Emerging Growth Company	true
Document Period End Date	Mar. 20, 2025
Entity Ex Transition Period	true
Entity File Number	001-40233
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	86-1599759
Entity Address Address Line 1	12115 Visionary Way
Entity Address Address Line 2	Suite 174
Entity Address City Or Town	Fishers
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46038
City Area Code	317
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	855-9926